Janus Investment Fund

Janus Triton Fund

Janus Venture Fund

Supplement dated April 27, 2015

to Currently Effective Prospectuses

Effective at the close of business on May 15, 2015, the following is added to the Shareholder’s Guide following the “Redemptions” section (or Shareholder’s Manual preceding the “Excessive Trading” section if you hold Class D Shares) in the Prospectuses.

CLOSED FUND POLICIES – JANUS TRITON FUND

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JCGI and any of its subsidiaries covered under the JCGI retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds may invest in the Fund; (vii) certain non-Janus “fund of funds” that have an agreement with Janus; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; and (ix) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus committed in writing prior to the Fund’s closing to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

CLOSED FUND POLICIES – JANUS VENTURE FUND

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JCGI and any of its subsidiaries covered under the JCGI retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds may invest in the Fund; (vii) certain non-Janus “fund of funds” that have an agreement with Janus; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; and (ix) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus committed in writing prior to the Fund’s closing to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Triton Fund

Janus Venture Fund

Supplement dated April 27, 2015

to Currently Effective Statement of Additional Information

Effective at the close of business on May 15, 2015, the following is added to the Shares of the Trust section following “Net Asset Value Determination”:

CLOSED FUND POLICIES

Janus Triton Fund

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JCGI and any of its subsidiaries covered under the JCGI retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds may invest in the Fund; (vii) certain non-Janus “fund of funds” that have an agreement with Janus; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; and (ix) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus committed in writing prior to the Fund’s closing to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Janus Venture Fund

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JCGI and any of its subsidiaries covered under the JCGI retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds may invest in the Fund; (vii) certain non-Janus “fund of funds” that have an agreement with Janus; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; and (ix) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus committed in writing prior to the Fund’s closing to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Please retain this Supplement with your records.